Share-Based Compensation (Details 1)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Schedule of fair value of options under black-scholes [Abstract]
Dividend yield (%)	0.00%	0.00%
Expected life of share options (years)	10 years	10 years
Bottom of range [member]
Schedule of fair value of options under black-scholes [Abstract]
Expected volatility of the share prices (%)	77.75%	82.24%
Risk-free interest rate (%)	2.14%	1.86%
Top of range [member]
Schedule of fair value of options under black-scholes [Abstract]
Expected volatility of the share prices (%)	78.21%	84.66%
Risk-free interest rate (%)	2.61%	2.93%